Notes Payable (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended
	Mar. 13, 2014	Oct. 17, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013	Jun. 30, 2014 Notes Payable - Convertible [Member]	Jun. 30, 2013 Notes Payable - Convertible [Member]	Dec. 31, 2013 Notes Payable - Convertible [Member]	Dec. 31, 2012 Notes Payable - Convertible [Member] Vote	May 11, 2013 Promissory Note [Member]	Nov. 12, 2012 Promissory Note [Member]	Dec. 31, 2013 Promissory Note [Member]	Mar. 15, 2013 Promissory Note One [Member]	Dec. 31, 2013 Note Payable Due on Demand [Member]	May 20, 2013 Promissory Note Two [Member]	May 20, 2013 Promissory Note Three [Member]	Jul. 01, 2013 Promissory Note Four [Member]	Oct. 02, 2013 Promissory Note Five [Member]	Dec. 05, 2013 Promissory Note Six [Member]	Dec. 12, 2013 Promissory Note Seven [Member]
Notes Payable (Textual)
Principal amount of promissory note												$ 288,750	$ 288,750		$ 400,000		$ 80,000	$ 25,000	$ 100,000	$ 500,000	$ 500,000	$ 25,000
Convertible debt face amount					216,000	252,000					72,000					216,000
Proceeds from notes payable		500,000	400,000	505,000	1,630,000	335,000					60,000		275,000		400,000		80,000	25,000	100,000	500,000	500,000	25,000
Duration of payment												24 months			24 months		24 months	24 months			36 months	36 months
Debt, maturity date	Feb. 11, 2016											May 10, 2015	May 11, 2013		Mar. 14, 2013		May 19, 2015	May 19, 2015	Jul. 01, 2016	Sep. 30, 2016	Dec. 04, 2016	Dec. 11, 2016
Common stock issuable on exercise of warrants, shares											30,000	375,000			500,000		100,000	31,250	125,000	500,000	1,000,000	50,000
Warrants expiration period											5 years	5 years			5 years		5 years	5 years	5 years	5 years
Warrants, exercise price	$ 0.30					$ 0.70					$ 0.70	$ 0.85			$ 0.85		$ 0.85	$ 0.85	$ 0.85	$ 0.7	$ 12	$ 12
Convertible debt conversion price	$ 0.30				$ 0.70	$ 0.70					$ 0.70									$ 0.70
Debt maturity period											1 year								36 months
Number of convertible notes payable sold											2
Original issue discount			160,000	505,000	904,000	288,750							13,750
Note holder received shares of common stock of company													1,000,000
Interest on notes payable, percentage							12.00%					12.00%			12.00%		12.00%	12.00%	12.00%
Loss on extinguishment of debt					411,030
Extinguishment of debt condition, Description					10% greater than the fair value.
Issuance of debt discount (value)																				(140,000)	(50,000)
Accretion of debt discount								$ 114,582	$ 824,912	$ 1,870	$ 344,473			$ 210,146